Current and long-term debt - ABN AMRO / SEB Credit Facility (Details)	1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) tanker	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,910,315,000	$ 2,767,193,000
K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 458,300,000.0
Repayments		$ 13,000,000	239,900,000
Borrowings				$ 239,919,000
ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 120,600,000
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,265,728,005
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Borrowings			$ 114,800,000
ABN AMRO / SEB Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.60%
Consolidated Liquidity Requirement - Scenario One [Member] | ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	250,000
STI Hammersmith, STI Westminster, STI Connaught, STI Winnie and STI Lauren [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 87,600,000
Number of collateralized vessels refinanced | tanker	5
STI Hammersmith [Member] | Handymax [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker	1
STI Westminster [Member] | MR [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker	1
STI Connaught, STI Winnie and STI Lauren [Member] | LR2 [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker	3
Borrowings, Financial Covenants, Period One [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	130.00%
Borrowings, Financial Covenants, Period Two [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	140.00%
First Eight Installments [Member] | ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 2,900,000
Remainder of Payments [Member] | ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 2,500,000